5. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Beginning Balance	$ 1,099,708	$ 0
Transfers	2,236,401	346,467
Fair value mark to market adjustment	336,109	753,241
Ending Balance	$ 0	$ 1,099,708